Related parties - Summary of Compensation to Key Management Personnel (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short term employee benefits	€ 3,461,860	€ 2,517,211	€ 1,834,423
Post employee benefits	148,678	80,482	34,934
Share-based payments	6,524,726	6,269,218	860,117
Total	€ 10,135,264	€ 8,866,911	€ 2,729,474